REVENUES (Tables)	6 Months Ended
Jun. 30, 2017
REVENUES [Abstract]
Schedule of Revenues by Product

	For the six months ended June 30
	2016	2017
	RMB	RMB
Sales of solar modules	10,748,087,554	13,287,002,595
Sales of silicon wafers	52,062,475	219,392,236
Sales of solar cells	56,771,860	186,850,364
Sales of recovered silicon materials	860,047	-
Solar system integration projects	84,348,278	-
Revenue from generated electricity	5,772,946	7,646,451
Total	10,947,903,160	13,700,891,646

Schedule of Revenues by Geographic Area

	For the six months ended June 30
	2016	2017
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	4,319,883,934	6,127,033,739
Outside China
America	4,382,256,400	1,660,838,622
Brazil	4,253,345	1,276,608,348
India	24,871,331	1,052,528,806
Turkey	210,612,811	716,727,278
Japan	394,203,853	690,276,241
Mexico	1,970,582	544,601,490
Jordan	70,447,868	341,532,303
Australia	96,878,402	216,569,190
UK	243,862,935	158,785,469
Chile	894,694,849	8,190,750
Rest of the world	303,966,850	907,199,410
Total	10,947,903,160	13,700,891,646